SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BOSTON BRUSSELS CENTURY CITY CHICAGO DALLAS GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES NEW YORK PALO ALTO SAN FRANCISCO	SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.
FOUNDED 1866

August 10, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	MuniCash, a series of BlackRock Liquidity Funds

         Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the MuniCash (the “Acquiring Fund”), a series of BlackRock Liquidity Funds (the “Acquiring Trust”), and FFI Institutional Tax-Exempt Fund (the “Target Fund”), a series of Funds For Institutions Series (the “Target Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), is the Acquiring Trust’s Registration Statement on Form N-14 (the “Registration Statement”), containing the Combined Prospectus/Proxy Statement and Statement of Additional Information of the Acquiring Fund and the Target Fund, and the notice for the special meeting of the shareholders of the Target Fund expected to be held on November 12, 2015 (the “Special Meeting”). At the Special Meeting, the shareholders of the Target Fund will be asked to approve a proposal containing a series of transactions, which would result in shareholders of the Target Fund becoming shareholders of the Acquiring Fund, another municipal money market fund advised by BlackRock Advisors, LLC. The proposed transactions include an in-kind liquidation of Master Institutional Tax-Exempt Portfolio (the “Master Target Fund”), a class of Master Institutional Money Market LLC, into the Target Fund (the “Liquidation”), followed by the reorganization (the “Funds Reorganization”) of the Target Fund with the Acquiring Fund (the Liquidation and the Funds Reorganization are together described herein as the “Reorganization”).

Pursuant to the Liquidation, the Master Target Fund would transfer substantially all of its assets to the Target Fund in exchange for (i) the assumption by the Target Fund of certain stated liabilities of the Master Target Fund and (ii) the surrender by the Target Fund of all its limited liability company interests in the Master Target Fund. The Master Target Fund would then be terminated. Immediately following the Liquidation, the Target Fund would enter into the Funds Reorganization with the Acquiring Fund by transferring substantially all of its assets, including the assets it acquired from the Master Target Fund in the Liquidation, to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly-issued shares of the Acquiring Fund. Shares of the Target Fund would then be exchanged for newly-issued Institutional Shares of the Acquiring Fund and the Target Fund would be dissolved and terminated.

The Reorganization is expected to take effect in the fourth quarter of 2015. It is expected that the Combined Prospectus/Proxy Statement and accompanying notice of Special Meeting will be transmitted to shareholders of record of the Target Fund as of September 15, 2015 on or about September 30, 2015. Accordingly, we would appreciate any comments you may have as soon as reasonably practicable.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Very truly yours,

/s/ Douglas McCormack

Douglas McCormack

cc: Benjamin Archibald

      John A. MacKinnon